Income Taxes (Details) - Schedule of Reconciliation of the Federal Income Tax Rate		6 Months Ended	12 Months Ended
	Aug. 16, 2022	Jun. 30, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Federal Income Tax Rate [Abstract]
Statutory federal income tax rate			21.00%
State Taxes (Net of Federal Benefit)			2.86%
Permanent Differences			(8.11%)
Change in valuation allowance			5.02%
Other			0.19%
Income tax provision	1.00%	21.00%	20.97%